Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
13. Property, plant and equipment

	Land and buildings	Plant and equipment	Capital works in progress	Mineral properties and leases	Capitalized Evaluation	Total
Cost
Balance at January 1, 2017	$164,540	$1,416,948	$141,922	$3,877,473	$77,495	$5,678,378
Additions/transfers	12,322	115,684	(42,933)	254,481	9,536	349,090
Acquisition of Integra (note 6)	4,820	3,646	—	385,181	—	393,647
Proceeds on pre-commercial production sales	—	—	—	(38,200)	—	(38,200)
Other movements	4,251	(2,325)	(12,336)	7,832	—	(2,578)
Disposals	(10)	(2,313)	(29,832)	(1,168)	—	(33,323)
Balance at December 31, 2017	$185,923	$1,531,640	$56,821	$4,485,599	$87,031	$6,347,014

Balance at January 1, 2018	$185,923	$1,531,640	$56,821	$4,485,599	$87,031	$6,347,014
Additions/transfers	6,203	119,712	1,646	229,673	6,202	363,436
Proceeds on pre-commercial production sales	—	(9,179)	—	(39,689)	—	(48,868)
Olympias commercial production transfers (*)	387	465,249	53,858	(506,206)	—	13,288
Other movements	(240)	13,011	1,769	(200)	226	14,566
Disposals	(29)	(8,400)	—	(20)	—	(8,449)
Balance at December 31, 2018	$192,244	$2,112,033	$114,094	$4,169,157	$93,459	$6,680,987

Depreciation and impairment
Balance at January 1, 2017	$(38,635)	$(706,641)	$(4,733)	$(1,282,542)	$—	$(2,032,551)
Depreciation for the year	(4,245)	(79,044)	—	(2,948)	—	(86,237)
Other movements	(546)	(2,048)	—	80	—	(2,514)
Disposals	—	1,683	—	2	—	1,685
Balance at December 31, 2017	$(43,426)	$(786,050)	$(4,733)	$(1,285,408)	$—	$(2,119,617)

Balance at January 1, 2018	$(43,426)	$(786,050)	$(4,733)	$(1,285,408)	$—	$(2,119,617)
Depreciation for the year	(3,125)	(88,649)	—	(3,774)	—	(95,548)
Olympias commercial production transfers (*)	—	(13,288)	—	—	—	(13,288)
Other movements	(1,060)	(15,485)	—	(346)	—	(16,891)
Impairment	(363)	(105,932)	—	(341,513)	—	(447,808)
Disposals	—	641	—	—	—	641
Balance at December 31, 2018	$(47,974)	$(1,008,763)	$(4,733)	$(1,631,041)	$—	$(2,692,511)

Carrying amounts
At January 1, 2017	$125,905	$710,307	$137,189	$2,594,931	$77,495	$3,645,827
At December 31, 2017	142,497	745,590	52,088	3,200,191	87,031	4,227,397
Balance at December 31, 2018	$144,270	$1,103,270	$109,361	$2,538,116	$93,459	$3,988,476

* Effective January 1, 2018, $506,206 of costs were transferred at Olympias from mineral properties and leases to relevant categories of property, plant and equipment upon commencement of commercial production.
13. Property, plant and equipment (continued)
The amount of capitalized interest during the year ended December 31, 2018 included in property, plant and equipment was $36,750 (2017 – $36,750).
In accordance with the Company’s accounting policies each CGU is assessed for indicators of impairment, from both external and internal sources, at the end of each reporting period. If such indicators of impairment exist for any CGUs, those CGUs are tested for impairment. The recoverable amounts of the Company’s CGUs are based primarily on the future after-tax cash flows expected to be derived from the Company’s mining properties and represent each CGU’s FVLCD, a Level 3 fair value measurement.
Determining the estimated fair values of each CGU requires Management to use judgment in determining estimates and assumptions with respect to discount rates, exchange rates, future production levels including amount of recoverable reserves, resources and exploration potential, recovery rates and concentrate grades, mining methods, operating and capital costs, long-term metal prices and income taxes. Metal pricing assumptions were based on long-term consensus forecast pricing, and the discount rates were based on the Company’s internal weighted average costs of capital, adjusted for country risk. Changes in any of the assumptions or estimates used in determining the fair values could impact the impairment analysis.
Kisladag
During the quarter ended September 30, 2018, the Company completed a feasibility study of a new mill at Kisladag and the decision to proceed with the new mill was approved by the Board of Directors on October 25, 2018. The feasibility study shows a transition in the mine plan which shortens the estimated useful life of the leach pad to 2020. Kisladag updated their production plan for the leach pad with additional drill data.
As a result of the shortened estimated life of the leach pad and the new production plan, the Company assessed the recoverable amounts of leach pad costs and related plant and equipment for the Kisladag leach pad assets at September 30, 2018 using a value-in-use approach. The projected cash flows used in impairment testing are significantly affected by changes in assumptions for the amount of recoverable ounces, metal prices, and production costs estimates. The Company's impairment testing incorporated the following key assumptions:

Gold price ($/oz)	$1,250
Silver price ($/oz)	$17
Discount rate	6.5%

As at September 30, 2018, the Company recorded an impairment charge to Kisladag leach pad costs and related plant and equipment of $117,570 ($94,056, net of deferred tax). As at December 31, 2018, Management determined that no further impairment or reversal of impairment was identified for the Kisladag CGU (note 32).
13. Property, plant and equipment (continued)
Olympias
As at December 31, 2018, Management determined that continued jurisdictional risk with obtaining permits in Greece, together with the softening global market for the sale of concentrate, represented an indicator of potential impairment for Olympias. No other indicators of impairment for other CGUs were identified.
The key assumptions used for assessing the recoverable amount of the Olympias carrying values as at December 31, 2018 are as follows:

Gold price ($/oz)	$1,275 - $1,300
Silver price ($/oz)	$17 - $18
Lead price ($/t)	$2,200 - $2,300
Zinc price ($/t)	$2,800 - $2,900
Discount rate	7%

At December 31, 2018, the Company recorded an impairment charge to the Olympias CGU of $330,238 ($247,679, net of deferred tax).